Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues	$ 6,627	$ 6,348
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6,627	6,348
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4,835	4,627
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	195	194
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	234	188
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5,264	5,009
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	870	819
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	224	244
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,094	1,063
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	269	276
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,803	2,712
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,242	2,139
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	69	64
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	29	25
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,340	2,228
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	262	276
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	61	69
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	323	345
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	140	139
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,536	1,440
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,271	1,188
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	10
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	61	49
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,341	1,247
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	107	107
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	50	49
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	157	156
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	38	37
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	986	915
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	804	759
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	34	33
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	118	90
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	956	882
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	19
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	19
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	13	14
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	733	694
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	115	139
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4	4
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	9	7
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	128	150
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	450	376
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	101	110
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	551	486
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	54	58
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	592	609
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	426	424
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	79	83
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	17
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	522	524
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	34	41
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	12	16
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	46	57
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	24	28
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(23)	(22)
Eliminations/ Rounding [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(23)	(22)
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ (23)	$ (22)